UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund : FAWXX

This annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Money Market Fund	$ 42	0.42%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,952,225,053
Number of Holdings	461
Total Advisory Fee	$9,052,811
What did the Fund invest in?
(as of January 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	82.2
8-30	0.8
31-60	3.6
61-90	1.3
91-180	7.6
>180	3.9

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 48.5
Tender Option Bond - 28.5
Municipal Securities - 12.8
Commercial Paper - 1.3
Net Other Assets (Liabilities) - 8.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912627.101    6959-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Premium Class : FSNXX

This annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 30	0.30%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,952,225,053
Number of Holdings	461
Total Advisory Fee	$9,052,811
What did the Fund invest in?
(as of January 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	82.2
8-30	0.8
31-60	3.6
61-90	1.3
91-180	7.6
>180	3.9

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 48.5
Tender Option Bond - 28.5
Municipal Securities - 12.8
Commercial Paper - 1.3
Net Other Assets (Liabilities) - 8.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912626.101    422-TSRA-0426

ANNUAL SHAREHOLDER REPORT | AS OF JANUARY 31, 2026
Fidelity® New York Municipal Money Market Fund Fidelity® New York Municipal Money Market Fund Institutional Class : FNKXX

This annual shareholder report contains information about Fidelity® New York Municipal Money Market Fund for the period February 1, 2025 to January 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 20	0.20%

Key Fund Statistics
(as of January 31, 2026)

KEY FACTS
Fund Size	$4,952,225,053
Number of Holdings	461
Total Advisory Fee	$9,052,811
What did the Fund invest in?
(as of January 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	82.2
8-30	0.8
31-60	3.6
61-90	1.3
91-180	7.6
>180	3.9

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 48.5
Tender Option Bond - 28.5
Municipal Securities - 12.8
Commercial Paper - 1.3
Net Other Assets (Liabilities) - 8.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912625.101    1869-TSRA-0426

Item 2.

Code of Ethics

As of the end of the period, January 31, 2026, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York Municipal Money Market Fund (the “Fund”):

Services Billed by Deloitte Entities

January 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Money Market Fund	$31,200	$-	$5,300	$300

January 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York Municipal Money Market Fund	$31,300	$-	$5,900	$700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2026A	January 31, 2025A
Audit-Related Fees	$154,800	$125,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2026A	January 31, 2025A
Deloitte Entities	$4,268,200	$2,802,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® New York Municipal Money Market Fund

Annual Report
January 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® New York Municipal Money Market Fund
Schedule of Investments January 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 12.8%
	Principal Amount (a)	Value ($)
Michigan - 0.0%
Michigan - 0.0%
Health Care - 0.0%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.53% tender 1/15/2047 (b)(g)	1,100,000	1,100,000
New Jersey,New York - 0.0%
New Jersey,New York - 0.0%
Transportation - 0.0%
Port Auth NY & NJ 5% 9/15/2026 (e)	160,000	162,035
Port Auth NY & NJ Series 209, 5% 7/15/2026	200,000	201,977
Port Auth NY & NJ Series 231, 5% 8/1/2026 (e)	365,000	368,873
Port Auth NY & NJ Series 246, 5% 9/1/2026 (e)	215,000	217,313

TOTAL NEW JERSEY,NEW YORK		950,198
New York - 12.8%
New York - 12.8%
Escrowed/Pre-Refunded - 0.0%
New York St Urban Dev Corp Rev Series 2016 A, 5% 3/15/2027 (Pre-refunded to 3/15/2026 at 100)	1,060,000	1,062,849
New York St Urban Dev Corp Rev Series 2016 A, 5% 3/15/2028 (Pre-refunded to 3/15/2026 at 100)	890,000	892,490
New York State Urban Development Corp Series 2016 A, 5% 3/15/2026 (Escrowed to Maturity)	345,000	345,947
		2,301,286
General Obligations - 12.0%
Amherst NY Cent Sch Dist BAN 4% 8/5/2026	1,100,000	1,107,638
Ardsley NY Un Free Sch Dist BAN Series 2025, 4% 6/3/2026	1,052,000	1,055,411
Arlington NY Cent Sch Dist BAN Series 2025, 3.5% 10/29/2026	8,161,000	8,209,174
Auburn Enlarged City School District BAN Series 2025, 4% 6/25/2026	19,495,000	19,558,375
Batavia NY City Sch Dist BAN Series 2025, 3.5% 7/21/2026	14,800,000	14,848,972
Bethel NY Gen. Oblig. BAN Series 2025, 4% 5/15/2026	7,500,000	7,500,000
Blind Brook-Rye Union Free School District BAN 4% 7/29/2026	7,216,623	7,249,740
Brewster NY Central Sch Dist BAN 4% 2/13/2026	6,265,000	6,267,633
Briarcliff Manor NY Gen. Oblig. BAN Series 2026 A, 3.5% 7/24/2026	7,291,546	7,324,522
Brighton Central School District BAN Series 2025, 3.5% 6/25/2026	14,750,000	14,798,584
Brighton NY BAN 4% 4/8/2026	10,750,000	10,768,868
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	10,000,000	10,030,928
Carmel NY Cent Sch Dist BAN Series 2025, 3.5% 10/16/2026	7,500,000	7,544,729
Cattaraugus Cnty NY Gen. Oblig. BAN Series 2025, 3.75% 8/19/2026	10,753,699	10,811,860
Central Square NY Cent Sch Dst BAN Series 2025, 3.5% 6/27/2026	21,155,000	21,238,209
City of New York NY Gen. Oblig. 5% 2/1/2026	1,150,000	1,150,000
City of New York NY Gen. Oblig. 5% 3/1/2026	260,000	260,423
City of New York NY Gen. Oblig. 5% 8/1/2026	2,690,000	2,721,541
City of New York NY Gen. Oblig. 5% 8/1/2026	1,560,000	1,578,855
City of New York NY Gen. Oblig. 5% 8/1/2026	1,220,000	1,234,569
City of New York NY Gen. Oblig. 5% 8/1/2026	430,000	434,966
City of New York NY Gen. Oblig. 5% 8/1/2026	325,000	328,656
City of New York NY Gen. Oblig. 5% 8/1/2026	195,000	197,248
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2026	550,000	556,446
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2026	555,000	561,518
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	105,000	106,132
City of New York NY Gen. Oblig. Series 2023 G, 5% 8/1/2026	395,000	399,530
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2026	520,000	525,974
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	215,000	217,542
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	465,000	470,613
City of New York NY Gen. Oblig. Series C, 5% 8/1/2026	200,000	200,000
City of New York NY Gen. Oblig. Series FISCAL 2008 J 11, 5% 8/1/2026	775,000	783,546
City of New York NY Gen. Oblig. Series FISCAL 2018 A, 5% 8/1/2026	1,125,000	1,137,876
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2026	335,000	338,602
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2026	275,000	279,113
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2026	465,000	473,231
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2026	100,000	100,397
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2026	800,000	801,366
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2026	150,000	151,840
City of New York NY Gen. Oblig. Series FISCAL 2025 E, 5% 8/1/2026	200,000	202,292
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2026	580,000	587,479
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2026	125,000	126,348
Cohoes NY City School District BAN 4% 6/25/2026	17,240,700	17,291,373
Connetquot Central School District TAN Series 2025 2026 TAXES, 3.25% 6/24/2026	2,000,000	2,004,688
East Meadow NY Un Free Sch Dis TAN 3.5% 6/18/2026	9,500,000	9,535,090
Garden City NY Gen. Oblig. BAN Series 2025, 4% 2/13/2026	1,750,000	1,750,500
Greene CO NY Gen. Oblig. BAN Series 2025, 3.75% 12/11/2026	20,000,000	20,181,969
Hamburg Village NY Gen. Oblig. BAN Series 2025, 3.75% 9/17/2026	8,975,000	9,033,972
Harrison N Y Gen. Oblig. BAN Series 2025A, 3.5% 12/2/2026	11,259,960	11,338,455
Hendrick Hudson Cent Sch Dist NY Westchester BAN Series 2025B, 3.5% 11/19/2026	8,475,116	8,523,765
Jamesville-Dewitt Central School District BAN Series 2025, 3.5% 7/24/2026	6,500,000	6,524,332
Kenmore NY BAN 4% 5/15/2026	12,196,420	12,225,434
Kingston NY City Sch Dist BAN Series 2025, 4% 6/30/2026	250,000	251,297
Lake George N Y Cent Sch Distformerly Lake George Queensbury Etc N Y Cent Sch BAN Series 2025, 4% 7/17/2026	7,867,408	7,895,818
Lakeland Cent Sch Dis NY BAN Series 2025, 3.5% 6/23/2026	14,500,000	14,548,269
Lakeland Cent Sch Dis NY BAN Series 2025, 3.75% 8/14/2026	5,040,000	5,063,439
Lindenhurst N Y BAN 4% 4/10/2026	7,360,000	7,374,384
Liverpool NY Cent Sch Dist BAN Series 2025, 3.75% 9/18/2026	7,425,000	7,473,541
Longwood Cent Sch Dist Suffolk Co NY BAN Series 2025, 4% 9/18/2026	1,775,000	1,789,286
Middle Ctry Csd NY Centereach TAN Series 2025 2026 TAXES, 4% 6/24/2026	750,000	753,421
Montgomery NY Gen. Oblig. BAN Series 2025C, 3.5% 8/28/2026	5,300,000	5,324,320
Mount Kisco NY Gen. Oblig. BAN Series 2025A, 4% 5/29/2026	5,000,000	5,014,457
New Rochelle NY City Sch Dist BAN 4% 4/2/2026	100,000	100,141
New Rochelle NY City Sch Dist BAN Series 2025C, 3.75% 6/15/2026	26,066,000	26,171,290
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2026	120,000	121,181
New York St Gen. Oblig. Series 2023 B, 5% 3/15/2026	290,000	290,858
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	20,000,000	20,065,017
North Hempstead NY BAN 4% 3/20/2026	750,000	751,168
North Hempstead NY Gen. Oblig. BAN Series 2025 B, 4% 9/18/2026	3,980,903	4,014,781
North Rose-Wolcott N Y Cent Sch Dist BAN Series 2025, 3.5% 7/24/2026	11,000,000	11,037,598
North Syracuse NY Cent Sch Dst BAN Series 2025A, 4% 7/31/2026	200,000	201,232
North Syracuse NY Cent Sch Dst BAN Series 2025B, 4% 6/26/2026	4,370,221	4,388,444
Ossining Village NY Gen. Oblig. BAN Series 2025, 4% 9/17/2026	2,925,000	2,951,253
Oyster Bay NY Gen. Oblig. BAN Series 2025, 4% 3/6/2026	12,725,000	12,732,515
Oyster Bay NY Gen. Oblig. BAN Series 2025, 4% 8/21/2026	760,000	766,027
Palmyra Macedon NY Cent Sch Dist BAN Series 2025, 4% 6/16/2026	15,071,000	15,118,008
Peekskill NY Gen. Oblig. BAN Series 2025, 3.75% 8/21/2026	11,590,946	11,654,265
Port Jervis NY City Sch Dist BAN Series 2025, 4% 6/26/2026	200,000	201,110
Queensbury NY Un Free Sch Dist BAN Series 2025, 3.75% 9/18/2026	12,000,000	12,078,450
Riverhead NY Cent Sch Dist TAN Series 2025 2026 TAXES B, 3.75% 6/25/2026	18,000,000	18,073,176
Rochester NY BAN 4% 2/26/2026	4,835,000	4,838,843
Rochester NY Gen. Oblig. BAN Series 2025 II, 4% 7/30/2026	4,185,000	4,213,568
South Colonie NY Cent Sch Dist BAN Series 2025B, 4% 7/9/2026	4,185,291	4,199,495
South Orangetown NY Cent Sch Dist BAN Series 2025B, 4% 8/5/2026	550,000	553,629
Southampton NY Un Free Sch Dis TAN Series 2025 2026 TAXES II, 3.5% 6/25/2026	5,000,000	5,016,370
Southampton NY Un Free Sch Dis TAN Series 2025 2026 TAXES, 4% 6/25/2026	630,000	632,804
Spencerport NY Cent Sch Dist BAN Series 2025, 4% 6/26/2026	23,945,980	24,021,512
Suffolk Cnty NY Gen. Oblig. TAN Series 2026 TAXES, 4% 7/24/2026	470,000	473,549
Syosset NY Cent Sch Dist TAN Series 2025, 4% 6/25/2026	960,000	964,409
Tonawanda City NY Gen. Oblig. BAN Series 2025, 4% 5/28/2026	9,876,000	9,901,839
Tonawanda City School District BAN Series 2025, 4% 6/12/2026	1,226,532	1,230,503
Tonawanda Town NY Gen. Oblig. BAN Series 2025, 4% 8/21/2026	1,117,230	1,125,655
Tuckahoe Union Free School District BAN 5% 4/23/2026	10,645,650	10,669,511
Tuckahoe Union Free School District BAN 5% 4/23/2026	7,284,350	7,297,541
Vestal NY Gen. Oblig. BAN Series 2025 C, 4% 8/7/2026	1,243,668	1,248,414
Vestal NY Gen. Oblig. BAN Series 2025B, 3.75% 8/7/2026	9,401,209	9,441,427
Vestal NY Gen. Oblig. BAN Series 2025D, 3.75% 8/7/2026	10,711,999	10,769,427
Webster Town NY Gen. Oblig. BAN Series 2025, 4% 8/25/2026	1,441,000	1,452,707
Webutuck N Y Cent Sch Dist BAN Series 2025, 4% 6/18/2026	12,421,000	12,459,416
West Seneca NY Gen. Oblig. BAN Series 2026, 3.5% 2/5/2027 (f)	19,327,315	19,546,293
		588,911,982
Other - 0.6%
New York City Trust For Cultural Res (American Museum Naturl History Proj.) Series 2014 B1, 2.32% tender 4/1/2044 (b)	15,000,000	15,000,000
Trust for Cultural Resources of The City of New York/The (American Museum Naturl History Proj.) Series 2014 B2, SIFMA Municipal Swap Index x 0%, 2.32% tender 4/1/2044 (b)(g)	13,100,000	13,100,000
		28,100,000
Special Tax - 0.2%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2026	240,000	240,204
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2026	100,000	100,562
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2026	290,000	291,690
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025ASUB A1, 5% 11/1/2026	375,000	381,051
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025C SUB C 1, 5% 5/1/2026	750,000	754,084
New York NY City Transitional Fin Auth Rev 5% 11/1/2026	125,000	127,248
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2026	980,000	980,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2026	840,000	854,539
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2026	125,000	125,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 A 1, 5% 11/1/2026	125,000	127,128
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2026	300,000	305,508
New York NY City Transitional Fin Auth Rev Series FISCAL 2023A SUB A 1, 5% 8/1/2026	125,000	126,541
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2026	625,000	635,636
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5% 2/1/2026	1,095,000	1,095,001
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2026	2,550,000	2,556,499
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 5% 2/15/2026	720,000	720,608
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019A, 5% 3/15/2026	1,140,000	1,143,123
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 5% 3/15/2026	290,000	290,770
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series C, 5% 3/15/2026	330,000	330,848
New York State Dormitory Authority (New York State Pit Proj.) 5.5% 3/15/2026	250,000	250,800
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2026	520,000	521,402
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 5% 3/15/2026	220,000	220,524
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 5% 3/15/2026	140,000	140,319
NY Payroll Mobility Tax Series 2022B, 5% 5/15/2026	1,480,000	1,490,713
		13,809,798
Water & Sewer - 0.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2026	100,000	100,862
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 5% 6/15/2026	125,000	126,013
New York St Env Facs Corp Rev Series 2023 A, 5% 5/15/2026	455,000	457,867
		684,742
TOTAL NEW YORK		633,807,808
TOTAL MUNICIPAL SECURITIES (Cost $635,858,006)		635,858,006

Tender Option Bond - 28.5%
	Principal Amount (a)	Value ($)
Alabama - 0.2%
Black Belt Energy Gas District Participating VRDN Series 5087, 2.48% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(d)	11,705,000	11,705,000
Alaska - 0.0%
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.51% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
Arizona - 0.3%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.48% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	500,000	500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.51% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,000,000	1,000,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	625,000	625,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Arizona Ind Dev Auth Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	300,000	300,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,900,000	3,900,000
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.51% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,055,000	4,055,000
TOTAL ARIZONA		12,480,000
California - 0.1%
River Islands Pub Fing Auth Participating VRDN 2.46% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,400,000	3,400,000
Delaware - 0.0%
Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,400,000	1,400,000
Idaho,New York - 0.1%
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3489, 2.31% 5/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,725,000	3,725,000
Illinois - 0.0%
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.58% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(d)(k)	1,000,000	1,000,000
Minnesota - 0.0%
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,000,000	2,000,000
Mississippi - 0.0%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.51% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,465,000	1,465,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.51% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
TOTAL MISSISSIPPI		2,365,000
Missouri - 0.1%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.51% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,100,000	1,100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.51% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	700,000	700,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.51% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,200,000	1,200,000
TOTAL MISSOURI		3,000,000
New Jersey,New York - 1.7%
Port Auth NY & NJ Participating VRDN 2.31% 12/1/2048 (Liquidity Facility Citibank NA) (b)(d)(e)	5,700,000	5,700,000
Port Auth NY & NJ Participating VRDN 2.32% 10/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,750,000	1,750,000
Port Auth NY & NJ Participating VRDN 2.33% 1/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	6,665,000	6,665,000
Port Auth NY & NJ Participating VRDN 2.33% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	2,310,000	2,310,000
Port Auth NY & NJ Participating VRDN 2.33% 11/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)(e)	1,740,000	1,740,000
Port Auth NY & NJ Participating VRDN 2.34% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	780,000	780,000
Port Auth NY & NJ Participating VRDN 2.35% 7/15/2036 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(e)	4,970,000	4,970,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0377, 2.34% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	10,125,000	10,125,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0379, 2.34% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	4,405,000	4,405,000
Port Auth NY & NJ Participating VRDN Series 2022 XG0394, 2.34% 7/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	9,880,000	9,880,000
Port Auth NY & NJ Participating VRDN Series 2022 YX1178, 2.32% 7/15/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,550,000	9,550,000
Port Auth NY & NJ Participating VRDN Series 2022 ZL0270, 2.32% 7/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,470,000	1,470,000
Port Auth NY & NJ Participating VRDN Series 2023 XF1622, 2.31% 10/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,475,000	1,475,000
Port Auth NY & NJ Participating VRDN Series 2023 XF3184, 2.31% 11/1/2044 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	8,975,000	8,975,000
Port Auth NY & NJ Participating VRDN Series 2023 XG0526, 2.34% 12/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	7,400,000	7,400,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1989, 2.34% 8/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	2,025,000	2,025,000
Port Auth NY & NJ Participating VRDN Series 2025 ZF1991, 2.34% 1/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	3,690,000	3,690,000
TOTAL NEW JERSEY,NEW YORK		82,910,000
New Mexico - 0.0%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.51% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,557,509	2,557,509
New York - 25.8%
Battery Pk City Auth NY Rev Participating VRDN Series 2025 XL0726, 2.31% 11/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,000,000	5,000,000
Battery Pk City Auth NY Rev Participating VRDN Series 2025 ZL0718, 2.31% 11/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,225,000	2,225,000
City of New York NY Gen. Oblig. 2.48% tender 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	6,250,000	6,250,000
City of New York NY Gen. Oblig. Participating VRDN 2.31% 10/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,800,000	1,800,000
City of New York NY Gen. Oblig. Participating VRDN 2.31% 3/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,860,000	2,860,000
City of New York NY Gen. Oblig. Participating VRDN 2.31% 4/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	5,800,000	5,800,000
City of New York NY Gen. Oblig. Participating VRDN 3.27% 8/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,500,000	5,500,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XF1339, 2.31% 5/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,045,000	2,045,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XM1006, 2.31% 5/1/2044 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,400,000	2,400,000
City of New York NY Gen. Oblig. Participating VRDN Series 2022 XM1009, 2.31% 5/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,445,000	4,445,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XF1888, 3.3% 9/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,025,000	3,025,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XF8095, 3.3% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,685,000	4,685,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XM1310, 3.27% 8/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,950,000	1,950,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 XM1331, 3.3% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,670,000	6,670,000
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF1927, 2.31% 4/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	2,500,000	2,500,000
Delaware County Capital Resources Participating VRDN Series 2025 BAML5068, 2.33% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	23,625,000	23,625,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.31% 2/15/2038 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	5,830,000	5,830,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.31% 2/15/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,250,000	2,250,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.31% 2/15/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,665,000	1,665,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.31% 2/15/2042 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	4,185,000	4,185,000
Hudson Yds Infrastructure Corp NY Rev Participating VRDN 2.31% 2/15/2047 (Liquidity Facility Citibank NA) (b)(d)	6,250,000	6,250,000
Long Island Pwr Auth Elec Sys Rev Participating VRDN Series 2023 XF1626, 2.31% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	2,640,000	2,640,000
Nassau Cnty NY Gen. Oblig. Participating VRDN 2.31% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,105,000	2,105,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 XF1967, 2.31% 4/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,665,000	2,665,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 ZF1995, 2.31% 4/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,630,000	2,630,000
Nassau Cnty NY Gen. Oblig. Participating VRDN Series 2025 ZF8073, 2.31% 4/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
New York City Gen Oblig Participating VRDN Series E 166, 2.31% 8/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	22,000,000	22,000,000
New York City Gen Oblig Participating VRDN Series E 88, 2.31% 6/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	4,830,000	4,830,000
New York City Gen. Oblig. Participating VRDN 2.31% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	46,000,000	46,000,000
New York City Gen. Oblig. Participating VRDN 3.25% 3/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	13,435,000	13,435,000
New York City Housing Development Corp Participating VRDN Series 2025 CF7048, 2.31% 5/1/2058 (Liquidity Facility Citibank NA) (b)(d)	17,345,000	17,345,000
New York City Housing Development Corp Participating VRDN Series 2025 CF7066, 2.31% 11/1/2048 (Liquidity Facility Citibank NA) (b)(d)	16,885,000	16,885,000
New York City Housing Development Corp Participating VRDN Series 2025 XG0620, 3.3% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,000,000	2,000,000
New York City Housing Development Corp Participating VRDN Series 2025 XM1319, 3.3% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,500,000	4,500,000
New York City Housing Development Corp Participating VRDN Series 2025 ZF8089, 2.31% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,270,000	4,270,000
New York City Housing Development Corp Participating VRDN Series 2025 ZF8090, 2.31% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,685,000	4,685,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 2.31% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	79,400,000	79,400,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN Series G 127, 2.31% 6/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	6,335,000	6,335,000
New York City Transitional Fin Auth Rev Participating VRDN 3.25% 8/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	9,900,000	9,900,000
New York City Transitional Finance Authority 2.48% tender 11/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,150,000	3,150,000
New York City Transitional Finance Authority Participating VRDN 2.31% 11/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,975,000	2,975,000
New York City Transitional Finance Authority Participating VRDN 2.31% 11/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,515,000	3,515,000
New York City Transitional Finance Authority Participating VRDN 2.31% 11/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,260,000	1,260,000
New York City Transitional Finance Authority Participating VRDN 2.31% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,220,000	2,220,000
New York City Transitional Finance Authority Participating VRDN 2.31% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,290,000	4,290,000
New York City Transitional Finance Authority Participating VRDN 2.31% 5/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	4,675,000	4,675,000
New York City Transitional Finance Authority Participating VRDN 3.27% 5/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,925,000	4,925,000
New York City Transitional Finance Authority Participating VRDN 3.3% 5/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,125,000	3,125,000
New York City Transitional Finance Authority Participating VRDN 3.3% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,750,000	3,750,000
New York City Transitional Finance Authority Participating VRDN 3.3% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,800,000	6,800,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XF3182, 2.31% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,755,000	2,755,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XX1323, 2.31% 5/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,000,000	6,000,000
New York City Transitional Finance Authority Participating VRDN Series 2023 XX1324, 2.31% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,500,000	7,500,000
New York City Transitional Finance Authority Participating VRDN Series 2024 XF1763, 2.31% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,000,000	4,000,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1937, 3.27% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF1938, 3.27% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,335,000	3,335,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XF3384, 2.31% 5/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	835,000	835,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XG0624, 3.27% 5/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,915,000	6,915,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1261, 2.31% 5/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,500,000	2,500,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1262, 2.31% 5/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,250,000	1,250,000
New York City Transitional Finance Authority Participating VRDN Series 2025 XM1309, 3.3% 5/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,750,000	3,750,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF1906, 2.31% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,875,000	1,875,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3391, 2.31% 5/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,815,000	2,815,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3465, 2.31% 5/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,285,000	3,285,000
New York City Transitional Finance Authority Series 2025 MS0032, 2.51% tender 11/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	19,000,000	19,000,000
New York Convention Center Development Corp Participating VRDN Series 2025 CF7059, 2.33% 11/15/2045 (Liquidity Facility Citibank NA) (b)(d)	8,000,000	8,000,000
New York Dorm Auth Rev Participating VRDN Series 2020 XG0276, 2.31% 7/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,255,000	2,255,000
New York Dorm Auth Rev Participating VRDN Series 2022 XG0375, 2.33% 5/1/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,415,000	3,415,000
New York Dorm Auth Rev Participating VRDN Series E 146, 2.31% 5/15/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,000,000	3,000,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.51% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	42,600,000	42,600,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.31% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	30,365,000	30,365,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.31% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	110,105,000	110,105,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF0865, 2.33% 11/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,670,000	5,670,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2868, 2.31% 11/15/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,805,000	6,805,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 2.31% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(d)	15,600,000	15,600,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XG0290, 2.31% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,800,000	5,800,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2023 XF1614, 2.31% 11/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	1,245,000	1,245,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2023 XF3105, 2.31% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	4,000,000	4,000,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.31% 11/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,935,000	3,935,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.31% 11/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Participating VRDN 2.31% 2/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,000,000	2,000,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 011, 2.31% 8/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,565,000	6,565,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1629, 3.3% 5/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	16,245,000	16,245,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1643, 2.31% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,910,000	2,910,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2023 XF1644, 2.31% 5/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(d)	12,940,000	12,940,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2025 XF1942, 2.31% 11/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,520,000	3,520,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2025 ZL0685, 2.31% 11/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,750,000	3,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.3% 6/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(d)	11,675,000	11,675,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	8,080,000	8,080,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,100,000	2,100,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,875,000	1,875,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,665,000	1,665,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,350,000	3,350,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	6,760,000	6,760,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,785,000	4,785,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,750,000	2,750,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 2.31% 6/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,830,000	2,830,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN 3.3% 6/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF1500, 2.31% 6/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	19,035,000	19,035,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF1646, 2.31% 6/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,500,000	3,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2024 XF1720, 2.31% 6/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,250,000	3,250,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF1882, 2.31% 6/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,000,000	3,000,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF8114, 3.3% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	13,500,000	13,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XL0617, 2.31% 6/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,980,000	3,980,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XL0723, 3.27% 6/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	5,170,000	5,170,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF1978, 2.31% 6/15/2048 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,520,000	6,520,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF1986, 2.31% 6/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)	4,845,000	4,845,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3408, 2.31% 6/15/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,500,000	2,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF8011, 2.31% 6/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,515,000	6,515,000
New York St Dorm Auth Revs Non St Supported Debt Participating VRDN Series 2023 XL0463, 2.31% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(d)	5,215,000	5,215,000
New York St Hsg Fin Agy Participating VRDN Series 2025 XF8096, 2.31% 5/1/2069 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	11,435,000	11,435,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9226, 2.51% 8/14/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	51,680,000	51,680,000
New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9239, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	18,000,000	18,000,000
New York Thruway Auth Gen Rev Participating VRDN Series 2019 XF0847, 2.31% 1/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	7,780,000	7,780,000
New York Trans Dev Corp Participating VRDN 2.31% 12/31/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,375,000	3,375,000
New York Trans Dev Corp Participating VRDN 2.31% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	11,450,000	11,450,000
New York Trans Dev Corp Participating VRDN 2.32% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,995,000	5,995,000
New York Trans Dev Corp Participating VRDN 2.38% 11/17/2029 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(e)	21,750,000	21,750,000
New York Trans Dev Corp Participating VRDN 3.32% 6/30/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	5,000,000	5,000,000
New York Trans Dev Corp Participating VRDN Series 2016 XX1038, 2.32% 7/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,835,000	5,835,000
New York Trans Dev Corp Participating VRDN Series 2023 XG0542, 2.31% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	10,000,000	10,000,000
New York Trans Dev Corp Participating VRDN Series 2023 XL0526, 2.32% 6/30/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(d)(e)	7,275,000	7,275,000
New York Trans Dev Corp Participating VRDN Series 2023 XL0527, 2.31% 6/30/2060 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(e)	59,600,000	59,600,000
New York Trans Dev Corp Participating VRDN Series 2023 ZF3214, 2.31% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	13,330,000	13,330,000
New York Trans Dev Corp Participating VRDN Series 2024 XF3229, 2.31% 6/30/2060 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	6,270,000	6,270,000
New York Trans Dev Corp Participating VRDN Series 2024 XL0568, 2.31% 12/31/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)(e)	930,000	930,000
New York Trans Dev Corp Participating VRDN Series 2025 XF8004, 3.32% 6/30/2055 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	14,835,000	14,835,000
New York Trans Dev Corp Participating VRDN Series 2025 XG0623, 2.33% 6/30/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	5,065,000	5,065,000
New York Trans Dev Corp Participating VRDN Series 2025 XM1295, 3.32% 6/30/2059 (Liquidity Facility Bank of America, N.A.) (b)(d)(e)	25,885,000	25,885,000
New York Trans Dev Corp Participating VRDN Series 2025 YX1440, 2.31% 12/31/2054 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,805,000	2,805,000
NY City Hsg Dev Corp Multifamily Hsg Rev Participating VRDN Series 2025 CF7057, 2.31% 11/1/2047 (Liquidity Facility Citibank NA) (b)(d)	16,705,000	16,705,000
NY Hsg Fin Auth Participating VRDN Series 2024 MIZ9204, 3.35% 11/1/2044 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	31,350,000	31,350,000
NY Payroll Mobility Tax Participating VRDN 2.31% 5/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,875,000	1,875,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XM0993, 2.31% 5/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,000,000	4,000,000
NY Payroll Mobility Tax Participating VRDN Series 2022 XM0994, 2.31% 5/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	5,335,000	5,335,000
State of New York Mortgage Agency Participating VRDN 2.31% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(d)	2,355,000	2,355,000
State of New York Mortgage Agency Participating VRDN Series 2023 XF1521, 2.31% 10/1/2043 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	1,260,000	1,260,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.31% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,500,000	2,500,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.31% 11/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,750,000	2,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN 2.31% 11/15/2057 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,375,000	3,375,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2022 XF1350, 2.31% 11/15/2051 (Liquidity Facility Bank of America, N.A.) (b)(d)	1,335,000	1,335,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2022 XF1393, 2.31% 11/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	4,620,000	4,620,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2022 XM1031, 2.31% 11/15/2057 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	3,750,000	3,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1495, 2.31% 11/15/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	1,565,000	1,565,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1615, 2.31% 11/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	8,225,000	8,225,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1651, 2.31% 11/15/2051 (Liquidity Facility Toronto Dominion Bank NA) (b)(d)	3,750,000	3,750,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2023 XF1665, 2.31% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,305,000	3,305,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2025 XM1306, 2.31% 11/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	6,000,000	6,000,000
Triborough Brdg & Tunl NY Revs Participating VRDN Series 2025 ZF3419, 2.31% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,000,000	2,000,000
Utility Debt Securitization Authority Participating VRDN Series 2025 ZF1984, 2.31% 12/15/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	6,565,000	6,565,000
TOTAL NEW YORK		1,278,525,000
New York,Pennsylvania - 0.1%
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF1907, 2.31% 5/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(d)	3,750,000	3,750,000
Oregon - 0.0%
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.51% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	600,000	600,000
Pennsylvania - 0.0%
Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Texas - 0.1%
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,980,000	1,980,000
Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.51% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	900,000	900,000
TOTAL TEXAS		2,880,000
TOTAL TENDER OPTION BOND (Cost $1,413,397,509)		1,413,397,509

Variable Rate Demand Note - 48.5%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.55% 8/1/2036 VRDN (b)(e)	7,421,000	7,421,000
West Jefferson Ala Indl Dev Brd Solid Waste Disp Rev (Alabama Power & Light Proj.) Series 2023, 2.75% 8/1/2063 VRDN (b)(e)	9,600,000	9,600,000
TOTAL ALABAMA		17,021,000
Arizona - 0.0%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.35% 5/1/2029 VRDN (b)	1,300,000	1,300,000
Arkansas - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.52% 1/2/2033 VRDN (b)(e)	4,600,000	4,600,000
Florida - 1.0%
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2015, 2.42% 6/1/2045 VRDN (b)(e)	9,200,000	9,200,000
Broward Cnty FL Idr (Florida Pwr & Lt Co Proj.) Series 2018 B, 2.45% 12/1/2048 VRDN (b)(e)	5,100,000	5,100,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 A, 2.42% 12/1/2046 VRDN (b)(e)	6,000,000	6,000,000
Lee Cnty FL Indl DevAuth Rev (Florida Pwr & Lt Co Proj.) Series 2016 B, 2.7% 12/1/2046 VRDN (b)(e)	1,600,000	1,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2021, 2.4% 5/1/2046 VRDN (b)(e)	4,600,000	4,600,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024A, 2.45% 5/1/2054 VRDN (b)(e)	8,500,000	8,500,000
Miami-Dade Cnty FL Indl Dev Au (Florida Pwr & Lt Co Proj.) Series 2024B, 2.44% 5/1/2054 VRDN (b)(e)	9,100,000	9,100,000
TOTAL FLORIDA		44,100,000
Georgia - 0.2%
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 2.4% 6/1/2049 VRDN (b)	1,500,000	1,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2017, 2.49% 11/1/2047 VRDN (b)(e)	6,500,000	6,500,000
Monroe Cnty GA Dev Auth Rev (Florida Pwr & Lt Co Proj.) Series 2019, 2.45% 6/1/2049 VRDN (b)(e)	600,000	600,000
TOTAL GEORGIA		8,600,000
Indiana - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.39% 12/1/2038 VRDN (b)(e)	1,700,000	1,700,000
Iowa - 0.6%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2.37% 7/1/2038 VRDN (b)(e)	11,800,000	11,800,000
Iowa Fin Auth Solid Waste Facs Rev (Midamerican Energy Co Proj.) 2.4% 12/1/2047 VRDN (b)(e)	17,600,000	17,600,000
TOTAL IOWA		29,400,000
Kansas - 0.1%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.42% 9/1/2035 VRDN (b)	3,200,000	3,200,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.42% 9/1/2035 VRDN (b)	800,000	800,000
TOTAL KANSAS		4,000,000
Kentucky - 0.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 3.65% 7/1/2060 VRDN (b)(e)	200,000	200,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 3.65% 7/1/2060 VRDN (b)(e)	1,910,000	1,910,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021 A 1, 3.65% 8/1/2061 VRDN (b)(e)	13,125,000	13,125,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2021B 1, 3.65% 8/1/2061 VRDN (b)(e)	400,000	400,000
TOTAL KENTUCKY		15,635,000
Louisiana - 0.2%
St James Parish LA Rev (Nucor Corp Proj.) 2.49% 11/1/2040 VRDN (b)	4,000,000	4,000,000
St James Parish LA Rev (Nucor Corp Proj.) 2.5% 11/1/2040 VRDN (b)	6,425,000	6,425,000
TOTAL LOUISIANA		10,425,000
New York - 45.5%
Amherst NY Csd (Ubf Faculty-Student Housing Proj.) 2.38% 10/1/2035, LOC HSBC Bank USA NA VRDN (b)	3,270,000	3,270,000
Battery Pk City Auth NY Rev Series 2019D 2, 3.2% 11/1/2038 (Liquidity Facility TD Bank NA) VRDN (b)	2,000,000	2,000,000
City of New York NY Gen. Oblig. 2.15% 3/1/2039 (Liquidity Facility Barclays Bank PLC) VRDN (b)	25,680,000	25,680,000
City of New York NY Gen. Oblig. 3.25% 4/1/2038 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	2,600,000	2,600,000
City of New York NY Gen. Oblig. Series 2013 F3, 3.2% 3/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	9,900,000	9,900,000
City of New York NY Gen. Oblig. Series 2013A5, 2.29% 10/1/2042 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	11,875,000	11,875,000
City of New York NY Gen. Oblig. Series 2014 D 4, 3.2% 8/1/2040, LOC TD Bank NA VRDN (b)	4,945,000	4,945,000
City of New York NY Gen. Oblig. Series 2014 D 5, 2.27% 8/1/2041, LOC PNC Bank NA VRDN (b)	9,875,000	9,875,000
City of New York NY Gen. Oblig. Series 2017 A 7, 3.27% 8/1/2044 (Liquidity Facility BMO Bank NA) VRDN (b)	5,920,000	5,920,000
City of New York NY Gen. Oblig. Series FISCAL 2014I SUB I 3, 3.25% 3/1/2044 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	22,560,000	22,560,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 3, 3.2% 9/1/2049 (Liquidity Facility Bank of Montreal/Chicago IL) VRDN (b)	12,775,000	12,775,000
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 4, 3.2% 9/1/2049 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	28,995,000	28,995,000
City of New York NY Series FISCAL 2017A SUB A4, 3.27% 8/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	48,385,000	48,385,000
Metropolitan Transn Auth NY Rv 2.29% 11/1/2026, LOC TD Bank NA VRDN (b)	175,000	175,000
Metropolitan Transn Auth NY Rv 3.2% 11/1/2030, LOC Bank of America NA VRDN (b)	13,000,000	13,000,000
Metropolitan Transn Auth NY Rv Series 2005 E 1, 2.15% 11/15/2035, LOC Barclays Bank PLC VRDN (b)	9,685,000	9,685,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 2.27% 11/1/2032, LOC TD Bank NA VRDN (b)	6,325,000	6,325,000
New York City Ida Indl Dev Rev (Tiago Holdings Llc Proj.) 2.32% 1/1/2037, LOC TD Bank NA VRDN (b)(e)	32,215,000	32,215,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 A 2, 3.2% 5/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	56,715,000	56,715,000
New York City Trust Cultural Resources Rev (New York Botanical Garden Proj.) 2.22% 7/1/2032, LOC JPMorgan Chase Bank NA VRDN (b)	6,150,000	6,150,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Cook Street Housing Llc Proj.) 2.3% 9/1/2040, LOC JPMorgan Chase Bank NA VRDN (b)(e)	3,380,000	3,380,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev (Intervale Gardens Llc Proj.) 2.25% 12/1/2038, LOC Citibank NA VRDN (b)(e)	2,560,000	2,560,000
New York NY City Hsg Dev Corp Multifamily Mtg Rev 2.25% 12/1/2038, LOC Citibank NA VRDN (b)(e)	2,715,000	2,715,000
New York NY City Indl Dev Agy (Various Capital Projects) 3.2% 5/1/2033, LOC Bank of America NA VRDN (b)	7,100,000	7,100,000
New York NY City Transitional Fin Auth Rev Series 2016, 3.2% 8/1/2041 (Liquidity Facility Bank of America NA) VRDN (b)	16,005,000	16,005,000
New York NY City Transitional Fin Auth Rev Series A 4, 3.35% 8/1/2043 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	10,270,000	10,270,000
New York NY City Transitional Fin Auth Rev Series D 4, 2.29% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	60,875,000	60,875,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2013 C 5, 2.27% 11/1/2041 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	1,350,000	1,350,000
New York NY Cty Hsg Dev Corp Multifamily Rev (155 W. 21st St. Llc Proj.) 2.4% 11/15/2037, LOC Fannie Mae VRDN (b)(e)	37,800,000	37,800,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Glenwood Management Proj.) 2.3% 6/15/2029, LOC Fannie Mae VRDN (b)(e)	9,700,000	9,700,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Gotham Organization Inc Proj.) 2.3% 8/15/2032, LOC Fannie Mae VRDN (b)(e)	49,400,000	49,400,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Related Companies Proj.) 2.3% 6/15/2034, LOC Fannie Mae VRDN (b)(e)	41,600,000	41,600,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Rockrose Development Proj.) 2.35% 4/15/2036, LOC Fannie Mae VRDN (b)	1,600,000	1,600,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Sierra Nyc Llc Proj.) 2.3% 3/15/2033, LOC Fannie Mae VRDN (b)(e)	39,000,000	39,000,000
New York NY Cty Muni Wtr Fin Auth 3.2% 6/15/2039 (Liquidity Facility UBS AG/Stamford CT) VRDN (b)	8,130,000	8,130,000
New York NY Cty Muni Wtr Fin Auth 3.2% 6/15/2043 (Liquidity Facility TD Bank NA) VRDN (b)	10,060,000	10,060,000
New York NY Cty Muni Wtr Fin Auth Series 2014 AA 3, 3.2% 6/15/2049 (Liquidity Facility TD Bank NA) VRDN (b)	19,740,000	19,740,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 2, 2.27% 6/15/2048 (Liquidity Facility PNC Bank NA) VRDN (b)	7,525,000	7,525,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 3.2% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	11,600,000	11,600,000
New York NY Cty Muni Wtr Fin Auth Series BB 1B, 3.2% 6/15/2049 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	21,130,000	21,130,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB EE 1, 3.25% 6/15/2045 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	10,000,000	10,000,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB EE2, 3.25% 6/15/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	22,370,000	22,370,000
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2025 SUB EE 1, 3.2% 6/15/2055 (Liquidity Facility TD Bank NA) VRDN (b)	13,325,000	13,325,000
New York NY Hsg Dev Multi Rev (119 Manhattan Equities Llc Proj.) 2.25% 6/1/2036, LOC Citibank NA VRDN (b)(e)	10,120,000	10,120,000
New York NY Hsg Dev Multi Rev (3463 Third Avenue Realty Llc Proj.) 2.3% 7/1/2037, LOC Citibank NA VRDN (b)(e)	3,050,000	3,050,000
New York NY Hsg Dev Multi Rev (89 Murray Street Associates Llc Proj.) 2.3% 6/15/2039, LOC Fannie Mae VRDN (b)(e)	10,000,000	10,000,000
New York NY Hsg Dev Multi Rev (Beacon Mews Llc Proj.) 2.4% 4/1/2039, LOC Citibank NA VRDN (b)(e)	6,500,000	6,500,000
New York NY Hsg Dev Multi Rev (East Clarke Place Associates Ii Llc Proj.) 2.4% 9/1/2037, LOC JPMorgan Chase Bank NA VRDN (b)(e)	1,430,000	1,430,000
New York NY Hsg Dev Multi Rev (Ibec Living Proj.) 2.25% 6/1/2037, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	27,400,000	27,400,000
New York NY Hsg Dev Multi Rev (Related Companies Proj.) 2.4% 12/1/2036, LOC Landesbank Baden-Wuerttemberg VRDN (b)(e)	67,000,000	67,000,000
New York St Dorm Auth Revs Non St Supported Debt (Fordham University Proj.) 2.28% 7/1/2032, LOC Bank of America NA VRDN (b)	4,200,000	4,200,000
New York St Dorm Auth Revs Non St Supported Debt (Fordham University Proj.) 2.28% 7/1/2032, LOC Bank of America NA VRDN (b)	1,300,000	1,300,000
New York St Hsg Fin Agy Rev (1500 Lexington Associates Llc Proj.) 2.2% 5/15/2034, LOC Fannie Mae VRDN (b)(e)	15,900,000	15,900,000
New York St Hsg Fin Agy Rev (326 Riverdale Owners Llc Proj.) 2.3% 11/1/2041, LOC Bank of America NA VRDN (b)	5,950,000	5,950,000
New York St Hsg Fin Agy Rev (39th Street Associates Llc Proj.) 2.4% 11/15/2031, LOC Fannie Mae VRDN (b)(e)	33,700,000	33,700,000
New York St Hsg Fin Agy Rev (39th Street Associates Llc Proj.) 2.4% 11/15/2031, LOC Fannie Mae VRDN (b)(e)	18,800,000	18,800,000
New York St Hsg Fin Agy Rev (420 West 42nd Street Llc Proj.) 2.4% 11/1/2032, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	50,000,000	50,000,000
New York St Hsg Fin Agy Rev (420 West 42nd Street Llc Proj.) 2.4% 11/1/2032, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	2,800,000	2,800,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.3% 5/1/2029, LOC Fannie Mae VRDN (b)(e)	62,500,000	62,500,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	68,500,000	68,500,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	38,295,000	38,295,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	17,400,000	17,400,000
New York St Hsg Fin Agy Rev (Archstone Smith Oper Tr Proj.) 2.4% 11/1/2038, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	6,400,000	6,400,000
New York St Hsg Fin Agy Rev (Atlantic Development Group Llc Proj.) 2.4% 11/1/2036, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	26,900,000	26,900,000
New York St Hsg Fin Agy Rev (Brodsky Organization Proj.) 2.4% 11/15/2033, LOC Fannie Mae VRDN (b)(e)	22,200,000	22,200,000
New York St Hsg Fin Agy Rev (Chelsea Associates Llc Proj.) 2.4% 5/15/2031, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)(e)	18,700,000	18,700,000
New York St Hsg Fin Agy Rev (Chelsea Associates Llc Proj.) 2.4% 5/15/2031, LOC Landesbank Hess-Thurngn (Ungtd) NY Br VRDN (b)(e)	13,970,000	13,970,000
New York St Hsg Fin Agy Rev (Douglaston Development Proj.) 2.4% 5/15/2041, LOC Fannie Mae VRDN (b)(e)	140,470,000	140,470,000
New York St Hsg Fin Agy Rev (Durst Organization Proj.) 2.35% 5/15/2036, LOC Fannie Mae VRDN (b)(e)	60,100,000	60,100,000
New York St Hsg Fin Agy Rev (Durst Organization Proj.) 2.35% 5/15/2036, LOC Fannie Mae VRDN (b)(e)	22,300,000	22,300,000
New York St Hsg Fin Agy Rev (Glenwood Management Proj.) 2.3% 11/1/2035, LOC Freddie Mac Non Gold Pool VRDN (b)(e)	41,500,000	41,500,000
New York St Hsg Fin Agy Rev (Glenwood Management Proj.) 2.3% 5/15/2030, LOC Fannie Mae VRDN (b)(e)	100,800,000	100,800,000
New York St Hsg Fin Agy Rev (Mount Sinai Medical Center, Ny Proj.) 2.3% 5/1/2044, LOC TD Bank NA VRDN (b)	46,695,000	46,695,000
New York St Hsg Fin Agy Rev (Penmark Realty Corp Proj.) 3.37% 11/1/2034, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)(e)	30,000,000	30,000,000
New York St Hsg Fin Agy Rev (Penmark Realty Corp Proj.) 3.37% 11/1/2034, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)(e)	15,000,000	15,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.1% 5/15/2039, LOC Fannie Mae VRDN (b)	4,000,000	4,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.28% 5/15/2033, LOC Fannie Mae VRDN (b)(e)	14,500,000	14,500,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.35% 5/15/2033, LOC Fannie Mae VRDN (b)(e)	51,000,000	51,000,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.35% 5/15/2033, LOC Fannie Mae VRDN (b)(e)	28,825,000	28,825,000
New York St Hsg Fin Agy Rev (Related Companies Proj.) 2.4% 11/15/2029, LOC Fannie Mae VRDN (b)(e)	51,400,000	51,400,000
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.35% 5/15/2041, LOC Fannie Mae VRDN (b)(e)	205,775,000	205,775,001
New York St Hsg Fin Agy Rev (Silverstein Properties Inc Proj.) 2.38% 5/15/2041, LOC Fannie Mae VRDN (b)(e)	7,800,000	7,800,000
New York St Hsg Fin Agy Rev (Yarrow Llc Proj.) 2.42% 11/1/2036, LOC Landesbank Hessen-Thueringen Girozentrale VRDN (b)	850,000	850,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.05% 11/1/2039, LOC Mizuho Bank Ltd VRDN (b)(e)	17,310,000	17,310,000
New York State Energy Research & Dev Auth Facs Rev (Consolidated Edison Co Of New York Inc Proj.) 2.25% 11/1/2039, LOC Mizuho Bank Ltd VRDN (b)(e)	31,890,000	31,890,000
NY Mta Dedicated Tax Fund Series 2008A 1, 3.2% 11/1/2031, LOC TD Bank NA VRDN (b)	7,300,000	7,300,000
Triborough Brdg & Tunl NY Revs Series 2005 A, 2.15% 11/1/2041, LOC Barclays Bank PLC VRDN (b)	27,350,000	27,350,000
Triborough Brdg & Tunl NY Revs Series 2005 B 2, 2.28% 1/1/2032, LOC Bank of America NA VRDN (b)	65,500,000	65,500,000
Triborough Brdg & Tunl NY Revs Series 2005 B 4C, 3.25% 1/1/2031, LOC US Bank NA/Cincinnati OH VRDN (b)	3,990,000	3,990,000
Triborough Brdg & Tunl NY Revs Series 2005B 4A, 3.2% 1/1/2032, LOC TD Bank NA VRDN (b)	2,590,000	2,590,000
Triborough Brdg & Tunl NY Revs Series SUB 2005B3, 3.2% 1/1/2035, LOC Bank of America NA VRDN (b)	18,285,000	18,285,000
TOTAL NEW YORK		2,248,525,001
North Carolina - 0.0%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 2.52% 11/1/2033 VRDN (b)(e)	200,000	200,000
South Carolina - 0.2%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.55% 4/1/2030 VRDN (b)(e)	100,000	100,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.85% 3/1/2029 VRDN (b)(e)	2,500,000	2,500,000
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.85% 4/1/2031 VRDN (b)(e)	5,639,000	5,639,000
Darlington Cnty SC Indl Dev Re (Nucor Corp Proj.) 2.85% 8/1/2029 VRDN (b)(e)	2,900,000	2,900,000
TOTAL SOUTH CAROLINA		11,139,000
West Virginia - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Nucor Steel West Virginia Llc Proj.) Series 2025B 1, 2.6% 11/1/2065 (Nucor Corp Guaranteed) VRDN (b)(e)	600,000	600,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $2,397,245,001)		2,397,245,001

Commercial Paper - 1.3%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Long Island Pwr Auth NY Elec 2.4% 3/16/2026, LOC TD Bank NA CP	2.40	13,580,000	13,580,000
New York St Dorm Auth Revs Non St Supported Debt 2.3% 2/23/2026 CP	2.30	9,750,000	9,750,000
New York St Pwr Auth 2.35% 2/10/2026 CP	2.35	22,750,000	22,750,000
New York St Pwr Auth 2.6% 6/17/2026 CP	2.60	19,050,000	19,050,000
TOTAL COMMERCIAL PAPER (Cost $65,130,000)			65,130,000

Money Market Funds - 8.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $408,628,882)	2.36	408,548,616	408,628,882

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,920,259,398)	4,920,259,398
NET OTHER ASSETS (LIABILITIES) - 0.6%	31,965,655
NET ASSETS - 100.0%	4,952,225,053

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $195,587,509 or 3.9% of net assets.

(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(k)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,000,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.51% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9211, 2.51% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	400,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9213, 2.51% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	1,000,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9215, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	625,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9216, 2.51% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.51% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	400,000

Arizona Ind Dev Auth Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/18/2025	300,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	3,900,000

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9192, 2.51% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	4,055,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.51% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	2,557,509

City of New York NY Gen. Oblig. 2.48% tender 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA)	12/17/2025	6,250,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	1,980,000

Delaware County Capital Resources Participating VRDN Series 2025 BAML5068, 2.33% 4/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	23,625,000

Delaware Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9182, 2.51% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	1,400,000

Jefferson TX Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9214, 2.51% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	900,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.51% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	1,100,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.51% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	1,465,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.51% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	900,000

New York City Transitional Finance Authority 2.48% tender 11/1/2053 (Liquidity Facility Morgan Stanley Bank NA)	12/17/2025	3,150,000

New York City Transitional Finance Authority Series 2025 MS0032, 2.51% tender 11/1/2050 (Liquidity Facility Morgan Stanley Bank NA)	4/1/2025 - 8/22/2025	19,000,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.51% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	42,600,000

New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9226, 2.51% 8/14/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/15/2025	51,680,000

New York St Hsg Fin Agy Rev Participating VRDN Series 2025 MIZ9239, 2.51% 10/22/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/23/2025	18,000,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.51% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	600,000

Pennsylvania Multi Fam Hsg Rev Participating VRDN 2.51% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024	400,000

River Islands Pub Fing Auth Participating VRDN 2.46% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	3,400,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.51% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	2,000,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.51% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	700,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.51% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	1,200,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	448,532,124	1,530,312,795	1,570,216,037	11,715,966	-	-	408,628,882	408,548,616	9.3%
Total	448,532,124	1,530,312,795	1,570,216,037	11,715,966	-	-	408,628,882

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of January 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,511,630,516)	$4,511,630,516
Fidelity Central Funds (cost $408,628,882)	408,628,882

Total Investment in Securities (cost $4,920,259,398)		$4,920,259,398
Cash		1,001
Receivable for investments sold		34,500,000
Receivable for fund shares sold		28,678,149
Interest receivable		19,475,734
Distributions receivable from Fidelity Central Funds		530,755
Receivable from investment adviser for expense reductions		124,611
Other receivables		444
Total assets		5,003,570,092
Liabilities
Payable for investments purchased
Regular delivery	$1,102,450
Delayed delivery	19,546,293
Payable for fund shares redeemed	29,046,220
Distributions payable	503,452
Accrued management fee	850,499
Other affiliated payables	296,125
Total liabilities		51,345,039
Net Assets		$4,952,225,053
Net Assets consist of:
Paid in capital		$4,952,282,486
Total accumulated earnings (loss)		(57,433)
Net Assets		$4,952,225,053

Net Asset Value and Maximum Offering Price
Fidelity New York Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($76,701,947 ÷ 76,755,722 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($3,140,372,903 ÷ 3,138,293,558 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,735,150,203 ÷ 1,733,841,889 shares)		$1.00
Statement of Operations
Year ended January 31, 2026
Investment Income
Interest		$110,866,673
Income from Fidelity Central Funds		11,712,059
Total income		122,578,732
Expenses
Management fee	$9,052,811
Transfer agent fees	3,205,893
Independent trustees' fees and expenses	10,449
Total expenses before reductions	12,269,153
Expense reductions	(1,390,379)
Total expenses after reductions		10,878,774
Net Investment income (loss)		111,699,958
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,168
Capital gain distributions from Fidelity Central Funds	3,907
Total net realized gain (loss)		26,075
Net increase in net assets resulting from operations		$111,726,033
Statement of Changes in Net Assets

	Year ended January 31, 2026	Year ended January 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$111,699,958	$120,953,200
Net realized gain (loss)	26,075	28,687
Net increase in net assets resulting from operations	111,726,033	120,981,887
Distributions to shareholders	(111,699,000)	(120,946,863)

Share transactions - net increase (decrease)	732,155,281	909,290,455
Total increase (decrease) in net assets	732,182,314	909,325,479

Net Assets
Beginning of period	4,220,042,739	3,310,717,260
End of period	$4,952,225,053	$4,220,042,739

Financial Highlights
Fidelity® New York Municipal Money Market Fund

Years ended January 31,	2026	2025	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.023	.029	.030	.007
Net realized and unrealized gain (loss) C	-	-	-	-
Total from investment operations	.023	.029	.030	.007
Distributions from net investment income	(.023)	(.029)	(.030)	(.007)
Total distributions	(.023)	(.029)	(.030)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total Return D,E	2.32%	2.96%	3.01%	.74%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42%	.42%	.42%	.42% H
Expenses net of fee waivers, if any	.42%	.42%	.42%	.42% H
Expenses net of all reductions, if any	.42%	.42%	.42%	.42% H
Net investment income (loss)	2.28%	2.91%	2.98%	2.01% H
Supplemental Data
Net assets, end of period (000 omitted)	$76,702	$50,295	$45,555	$7,290

AFor the period September 22, 2022 (commencement of sale of shares) through January 31, 2023.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.0005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
Fidelity® New York Municipal Money Market Fund Institutional Class

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.025	.031	.032	.012	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.025	.031	.032	.012	- B
Distributions from net investment income	(.025)	(.031)	(.032)	(.012)	- B
Total distributions	(.025)	(.031)	(.032)	(.012)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.55%	3.19%	3.24%	1.23%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.25%	.25%	.25%	.25%	.26%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.20%	.09%
Expenses net of all reductions, if any	.20%	.20%	.20%	.20%	.09%
Net investment income (loss)	2.50%	3.13%	3.19%	1.46%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,140,373	$2,564,452	$1,784,811	$1,392,460	$950,125

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Fidelity® New York Municipal Money Market Fund Premium Class

Years ended January 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.030	.031	.011	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	.030	.031	.011	- B
Distributions from net investment income	(.024)	(.030)	(.031)	(.011)	- B
Total distributions	(.024)	(.030)	(.031)	(.011)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.45%	3.09%	3.14%	1.14%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.31%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.29%	.09%
Expenses net of all reductions, if any	.30%	.30%	.30%	.29%	.09%
Net investment income (loss)	2.40%	3.03%	3.09%	1.36%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,735,150	$1,605,295	$1,480,352	$1,291,457	$405,747

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended January 31, 2026

1. Organization.
Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity New York Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New York.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$4,920,259,398

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$105,151
Capital loss carryforward	$(162,585)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(162,585)
Long-term	-
Total capital loss carryforward	$(162,585)

The tax character of distributions paid was as follows:

	January 31, 2026	January 31, 2025
Tax-exempt Income	111,699,000	120,946,863

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity New York Municipal Money Market Fund	125,860.22
Institutional Class	1,394,387.05
Premium Class	1,685,646.10
	3,205,893

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity New York Municipal Money Market Fund	23,325,000	157,725,000	-
5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $1,388,873.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,506.
6.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity New York Municipal Money Market Fund
Distributions to shareholders
Fidelity New York Municipal Money Market Fund	$1,300,531	$1,417,043
Institutional Class	69,753,292	71,820,460
Premium Class	40,645,177	47,709,360
Total	$111,699,000	$120,946,863
7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2026	Year ended January 31, 2025	Year ended January 31, 2026	Year ended January 31, 2025
Fidelity New York Municipal Money Market Fund
Fidelity New York Municipal Money Market Fund
Shares sold	95,624,953	65,048,556	$95,624,953	$65,048,556
Reinvestment of distributions	1,181,315	1,297,867	1,181,315	1,297,867
Shares redeemed	(70,376,052)	(61,594,004)	(70,376,052)	(61,594,004)
Net increase (decrease)	26,430,216	4,752,419	$26,430,216	$4,752,419
Institutional Class
Shares sold	4,110,258,724	3,600,508,341	$4,110,258,724	$3,600,508,341
Reinvestment of distributions	63,578,321	65,299,801	63,578,321	65,299,801
Shares redeemed	(3,598,034,515)	(2,886,409,782)	(3,598,034,515)	(2,886,409,782)
Net increase (decrease)	575,802,530	779,398,360	$575,802,530	$779,398,360
Premium Class
Shares sold	1,475,537,030	1,296,193,866	$1,475,537,029	$1,296,193,865
Reinvestment of distributions	36,424,059	42,961,124	36,424,059	42,961,124
Shares redeemed	(1,382,038,553)	(1,214,015,313)	(1,382,038,553)	(1,214,015,313)
Net increase (decrease)	129,922,536	125,139,677	$129,922,535	$125,139,676
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity New York Municipal Trust II and the Shareholders of Fidelity New York Municipal Money Market Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the "Fund"), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 13, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends were free from federal income tax, and 41.82% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2027 of amounts for use in preparing 2026 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity New York Municipal Money Market Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by indiviudal Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel of Fidelity, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, training, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of a representative class (Institutional Class), the Board considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the fund relative to the funds and classes in the total peer group; (ii) gross management fee comparisons of the fund relative to non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of Institutional Class of the fund relative to the total peer group; and (iv) total expense comparisons of Institutional Class (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked equal to the competitive median of the total peer group for 2024 and above the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of Institutional Class of the fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
The Board considered that the fund has a flat management fee, which covers expenses for services beyond portfolio management. The Board also considered that Fidelity believes that management fee comparisons are particularly unhelpful in the context of the fund and that total expense comparisons are more useful. The Board noted that the total expense ratio of Institutional Class of the fund ranked below the competitive medians for 2024.
Other Contractual Documents. The Board further considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Premium Class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.20% through at least one year from the date of the current prospectus.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity other than the fund, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of the fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2026.

1.700624.129
NYS-ANN-0426

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	March 25, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	March 25, 2026